THE ADVISORS’ INNER CIRCLE FUND

Hamlin High Dividend Equity Fund

(the “Fund”)

Supplement dated October 6, 2020 to:

•	The Fund’s Institutional Class Shares Summary Prospectus and Investor Class Shares Summary Prospectus, each dated May 1, 2020 (together, the “Summary Prospectuses”);
•	The Fund’s Statutory Prospectus, dated May 1, 2020 (the “Statutory Prospectus,” together with the Summary Prospectuses, the “Prospectuses”); and
•	The Fund’s Statement of Additional Information, dated May 1, 2020 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Fund’s Prospectuses and SAI and should be read in conjunction with the Fund’s Prospectuses and SAI.

Effective July 1, 2020, Michael M. Tang was appointed Co-Portfolio Manager of the Fund. Mr. Tang, along with current Co-Portfolio Managers Charles S. Garland and Christopher M. D’Agnes, will be jointly and primarily responsible for the day to day management of the Fund. Accordingly, effective immediately, the Fund’s Prospectuses and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectuses and the corresponding sections of the Statutory Prospectus, the following disclosure is hereby added:

Michael M. Tang, CFA, Partner and Equity Portfolio Manager, has managed the Fund since 2020.

2.	In the “Portfolio Managers” section of the Statutory Prospectus, the following paragraph is hereby added:

Mr. Michael M. Tang, CFA, Partner and Portfolio Manager, joined the Adviser in January 2013. His responsibilities at the Adviser include equity research and portfolio management. Prior to joining the Adviser, Mr. Tang was an equity research associate at Barclays and helped cover the leisure and gaming equipment sectors. Previously, Mr. Tang was an investment banking analyst at Lehman Brothers, where he worked on convertible debt origination, accelerated share repurchases, and other derivative-related transactions as part of the Equity-Linked and Hybrid Solutions group. Mr. Tang holds a Chartered Financial Analyst designation from the CFA Institute. Mr. Tang earned a BA in Economics, summa cum laude, and Phi Beta Kappa from Princeton University.

3.	In the section of the SAI titled “The Portfolio Managers,” under the subsection titled “Fund Shares Owned by the Portfolio Managers,” the following information is hereby added to the table:

Name	Dollar Range of Fund Shares Owned
Michael T. Tang, CFA[2]	$0 - $250,000

[2]	Valuation date is June 30, 2020.

4.	In the section of the SAI titled “The Portfolio Managers,” the following information is added to the table under the subsection titled “Other Accounts”:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Michael T. Tang, CFA (information as of 6/30/20)	0	$0	1	$28.0	620	$1,353

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HCM-SK-004-0100

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